UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-4413

Exact name of registrant as specified in charter: Delaware Group Equity Funds IV

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Item 1.

Semiannual Report	Delaware
Growth Opportunities Fund

March 31, 2007

                                              Growth equity mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	3
> Statement of operations	6
> Statements of changes in net assets	7
> Financial highlights	8
> Notes to financial statements	13
> About the organization	17

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period October 1, 2006 to March 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 to March 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Growth Opportunities Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/06 to
	10/1/06	3/31/07	Ratios	3/31/07
Actual Fund Return
Class A	$1,000.00	$1,108.50	1.46%	$ 7.67
Class B	1,000.00	1,104.80	2.16%	11.33
Class C	1,000.00	1,104.60	2.16%	11.33
Class R	1,000.00	1,106.70	1.66%	8.72
Institutional Class	1,000.00	1,109.70	1.16%	6.10
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.65	1.46%	$ 7.34
Class B	1,000.00	1,014.16	2.16%	10.85
Class C	1,000.00	1,014.16	2.16%	10.85
Class R	1,000.00	1,016.65	1.66%	8.35
Institutional Class	1,000.00	1,019.15	1.16%	5.84

“Expenses Paid During Period” are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

1

Sector allocation and top 10 holdings

Delaware Growth Opportunities Fund

As of March 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	98.44%
Basic Industry/Capital Goods	10.40%
Business Services	7.94%
Consumer Durables	2.18%
Consumer Non-Durables	12.65%
Consumer Services	7.88%
Energy	6.89%
Financials	8.61%
Health Care	18.47%
Technology	21.61%
Transportation	1.81%
Repurchase Agreements	1.27%
Securities Lending Collateral	19.86%
Fixed Rate Notes	5.41%
Variable Rate Notes	14.45%
Total Value of Securities	119.57%
Obligation to Return Securities Lending Collateral	(19.86% )
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Coach	2.64%
Urban Outfitters	2.64%
National Oilwell Varco	2.47%
Marriott International Class A	2.37%
Hologic	2.21%
Activision	2.18%
Allegheny Technologies	2.03%
Nordstrom	2.00%
NII Holdings	1.91%
Starwood Hotels & Resorts Worldwide	1.89%

2

Statement of net assets

Delaware Growth Opportunities Fund

March 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 98.44%
Basic Industry/Capital Goods – 10.40%
Allegheny Technologies	116,200	$ 12,397,378
*Graco	200,800	7,863,328
Joy Global	218,400	9,369,360
Manitowoc	134,600	8,551,138
†Mettler-Toledo International	98,700	8,840,559
*Oshkosh Truck	134,100	7,107,300
*Trinity Industries	223,500	9,369,120
		63,498,183
Business Services – 7.94%
Dun & Bradstreet	83,000	7,569,600
Expeditors International Washington	209,300	8,648,276
†Fiserv	155,200	8,234,912
Paychex	237,200	8,982,764
Robert Half International	153,400	5,677,334
†WESCO International	149,000	9,354,220
		48,467,106
Consumer Durables – 2.18%
*†Activision	703,400	13,322,396
		13,322,396
Consumer Non-Durables – 12.65%
American Eagle Outfitters	255,400	7,659,446
*Bebe Stores	175,100	3,043,238
†Coach	322,200	16,126,110
*†J. Crew Group	165,700	6,656,169
Nordstrom	230,100	12,181,494
Staples	231,700	5,987,128
†Starbucks	300,800	9,433,088
*†Urban Outfitters	607,800	16,112,778
		77,199,451
Consumer Services – 7.88%
*Host Hotels & Resorts	260,670	6,858,228
International Game Technology	202,900	8,193,102
Marriott International Class A	296,000	14,492,160
†National CineMedia	71,200	1,901,040
Starwood Hotels &
Resorts Worldwide	178,000	11,543,300
*†Wynn Resorts	53,900	5,112,954
		48,100,784
Energy – 6.89%
*†Compagnie Generale de
Geophysique-Veritas ADR	237,900	9,908,535
*†Helix Energy Solutions Group	191,700	7,148,493
†National Oilwell Varco	193,500	15,052,365
Smith International	206,400	9,917,520
		42,026,913
Financials – 8.61%
*†Affiliated Managers	95,700	10,369,095
†E Trade Financial	265,700	5,638,154
†FCStone Group	91,600	3,418,512
†IntercontinentalExchange	21,200	2,590,852
Legg Mason	69,000	6,500,490
Lehman Brothers Holdings	142,200	9,963,954
Nuveen Investments Class A	171,400	8,107,220
Zions Bancorp	70,200	5,933,304
		52,521,581
Health Care – 18.47%
†Barr Pharmaceuticals	159,500	7,392,825
Bausch & Lomb	174,400	8,922,304
Dade Behring Holdings	207,600	9,103,260
†DaVita	127,300	6,787,636
†Express Scripts Class A	110,100	8,887,272
*†Hologic	233,900	13,481,996
*†Invitrogen	159,100	10,126,715
Manor Care	115,900	6,300,324
†Medco Health Solutions	130,500	9,465,165
†Medimmune	284,100	10,338,399
*†MGI Pharma	287,800	6,466,866
*Omnicare	148,300	5,897,891
*†PDL BioPharma	439,600	9,539,320
		112,709,973
Technology – 21.61%
†Amdocs	186,500	6,803,520
†Broadcom Class A	254,100	8,148,987
†Ciena	213,857	5,977,303
†Citrix Systems	135,000	4,324,050
†F5 Networks	171,600	11,442,288
†Focus Media Holding ADR	107,800	8,457,988
L-3 Communications Holdings	101,200	8,851,964
*†Logitech International	320,700	8,925,081
National Semiconductor	293,000	7,073,020
†Network Appliance	289,400	10,568,888
†NII Holdings	157,400	11,675,932
*†NutriSystem	170,800	8,951,628
*†Polycom	276,200	9,205,746
†salesforce.com	184,000	7,878,880
†SanDisk	153,200	6,710,160
*Satyam Computer Services ADR	302,000	6,855,400
		131,850,835
Transportation – 1.81%
*Hunt (J.B.) Transport Services	239,200	6,276,608
UTi Worldwide	195,000	4,793,100
		11,069,708
Total Common Stock
(cost $465,947,549)		600,766,930

(continues)     3

Statement of net assets

Delaware Growth Opportunities Fund

	Principal
	Amount	Value
Repurchase Agreements – 1.27%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased
at $3,184,353, collateralized
by $1,768,000 U.S. Treasury
Notes 2.625% due 5/15/08,
market value $1,742,758,
$1,039,000 U.S. Treasury Notes
3.375% due 12/15/08, market
value $1,027,601 and $489,000
U.S. Treasury Notes 3.50% due
8/15/09, market value $479,157)	$ 3,183,000	$ 3,183,000
With Cantor Fitzgerald
5.11% 4/2/07 (dated 3/30/07, to
be repurchased at $2,295,977,
collateralized by $1,878,000
U.S. Treasury Bills due 6/28/07,
market value $1,855,588 and
$486,000 U.S. Treasury Notes
4.50% due 2/28/11, market
value $487,126)	2,295,000	2,295,000
With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased
at $2,295,977, collateralized
by $2,348,000 U.S. Treasury
Bills due 4/19/07, market value
$2,342,667)	2,295,000	2,295,000
Total Repurchase Agreements
(cost $7,773,000)		7,773,000
Total Value of Securities Before Securities
Lending Collateral – 99.71%
(cost $473,720,549)		608,539,930

Securities Lending Collateral** – 19.86%
Short-Term Investments – 19.86%
Fixed Rate Notes – 5.41%
BNP Paribas Securities 5.55% 4/2/07	14,141,028	14,141,028
Citigroup Global Markets
5.45% 4/2/07	11,651,941	11,651,941
Fortis Bank 5.31% 6/18/07	4,329,520	4,329,520
ING Bank 5.33% 7/9/07	2,886,347	2,886,347
		33,008,836
•Variable Rate Notes – 14.45%
ANZ National 5.32% 4/30/08	577,269	577,269
Australia New Zealand
5.32% 4/30/08	2,886,347	2,886,347
Bank of New York 5.32% 3/10/15	2,309,077	2,309,077
Barclays 5.31% 5/18/07	4,040,886	4,040,886
Bayerische Landesbank
5.37% 4/30/08	2,886,347	2,886,347
Bear Stearns 5.38% 9/28/07	4,040,886	4,040,886
BNP Paribas 5.33% 4/30/08	2,886,347	2,886,347
Calyon 5.33% 8/14/07	1,443,173	1,443,173
Canadian Imperial Bank
5.32% 4/30/08	2,020,443	2,020,443
5.33% 8/15/07	2,309,077	2,309,077
CDC Financial Products 5.49% 4/30/07	3,752,251	3,752,251
Citigroup Global Markets 5.51% 4/6/07	3,752,251	3,752,251
Commonwealth Bank 5.32% 4/30/08	2,886,347	2,886,347
Credit Suisse First Boston
5.32% 3/14/08	2,886,347	2,886,347
Deutsche Bank London
5.34% 8/20/07	4,040,886	4,040,886
5.34% 9/21/07	432,952	432,952
Dexia Bank 5.32% 9/28/07	4,040,874	4,040,486
Goldman Sachs Group 5.58% 3/28/08	3,405,889	3,405,889
Marshall & Ilsley Bank 5.32% 4/30/08	3,174,981	3,174,981
Merrill Lynch Mortgage Capital
5.54% 5/8/07	3,752,251	3,752,251
Morgan Stanley 5.62% 4/30/08	3,752,251	3,752,251
National Australia Bank 5.31% 4/30/08	3,579,070	3,579,070
National Rural Utilities 5.31% 4/30/08	4,560,428	4,560,428
Nordea Bank, New York 5.31% 5/16/07	1,443,165	1,443,156
Nordea Bank, Norge 5.33% 4/30/08	2,886,347	2,886,347
Royal Bank of Scotland Group
5.31% 4/30/08	2,886,347	2,886,347
Societe Generale 5.31% 4/30/08	1,443,173	1,443,173
Sun Trust Bank 5.33% 7/30/07	3,752,251	3,752,251
Toronto Dominion 5.32% 5/29/07	3,463,616	3,463,616
Wells Fargo 5.33% 4/30/08	2,886,347	2,886,347
		88,177,479
Total Securities Lending Collateral
(cost $121,186,315)		121,186,315
Total Value of Securities – 119.57%
(cost $594,906,864)		729,726,245	t
Obligation to Return Securities
Lending Collateral**– (19.86%)		(121,186,315)
Receivables and Other Assets
Net of Liabilities – 0.29%		1,746,645
Net Assets Applicable to 25,879,668
Shares Outstanding – 100.00%		$ 610,286,575

4

Net Asset Value – Delaware Growth Opportunities Fund
Class A ($580,317,050 / 24,487,652 Shares)	$23.70
Net Asset Value – Delaware Growth Opportunities Fund
Class B ($14,965,517 / 734,809 Shares)	$20.37
Net Asset Value – Delaware Growth Opportunities Fund
Class C ($8,081,358 / 386,193 Shares)	$20.93
Net Asset Value – Delaware Growth Opportunities Fund
Class R ($677,328 / 28,878 Shares)	$23.45
Net Asset Value – Delaware Growth Opportunities Fund
Institutional Class ($6,245,322 / 242,136 Shares)	$25.79

Components of Net Assets at March 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$ 461,294,214
Accumulated net realized gain investments	14,172,980
Net unrealized appreciation of investments	134,819,381
Total net assets	$ 610,286,575

•	Variable rate security. The rate shown is the rate as of March 31, 2007.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
t	Includes $119,586,004 of securities loaned.
†	Non-income producing security for the period ended March 31, 2007.

ADR — American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Growth Opportunities Fund
Net asset value Class A (A)	$23.70
Sales charge (5.75% of offering price) (B)	1.45
Offering price	$25.15

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

5

Statement of operations

Delaware Growth Opportunities Fund

Six Months Ended March 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 1,791,698
Interest	789,847
Securities lending income	96,040	$ 2,677,585

Expenses:
Management fees	2,201,406
Dividend disbursing and transfer agent fees and expenses	940,473
Distribution expense – Class A	840,265
Distribution expense – Class B	81,613
Distribution expense – Class C	41,277
Distribution expense – Class R	8,166
Accounting and administration expenses	118,671
Trustees’ fees and benefits	72,300
Reports and statements to shareholders	56,589
Legal fees	55,681
Registration fees	45,697
Audit and tax fees	19,325
Insurance fees	7,987
Custodian fees	6,898
Consulting fees	4,840
Dues and services	2,399
Trustees’ expenses	1,030
Pricing fees	822
Taxes (other than taxes on income)	565	4,506,004
Less expenses absorbed or waived		(85,397)
Less waiver of distribution expenses – Class R		(1,361)
Less expenses paid indirectly		(683)
Total operating expenses		4,418,563
Net Investment Loss		(1,740,978)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		33,804,674
Net change in unrealized appreciation/depreciation of investments		28,584,702
Net Realized and Unrealized Gain on Investments		62,389,376

Net Increase in Net Assets Resulting from Operations		$ 60,648,398

See accompanying notes

6

Statements of changes in net assets

Delaware Growth Opportunities Fund

	Six Months	Year
	Ended	Ended
	3/31/07	9/30/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,740,978)	$(3,858,735)
Net realized gain on investments	33,804,674	35,290,321
Net change in unrealized appreciation/depreciation of investments	28,584,702	(6,715,464)
Net increase in net assets resulting from operations	60,648,398	24,716,122

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(37,018,584)	(23,681,417)
Class B	(1,280,513)	(1,092,635)
Class C	(622,686)	(419,903)
Class R	(247,103)	(140,536)
Institutional Class	(374,836)	(344,635)
	(39,543,722)	(25,679,126)

Capital Share Transactions:
Proceeds from shares sold:
Class A	56,945,563	122,092,361
Class B	525,688	1,537,985
Class C	430,558	1,432,030
Class R	237,712	949,777
Institutional Class	311,436	1,045,162

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	35,327,055	22,606,818
Class B	1,241,838	1,052,857
Class C	608,462	414,452
Class R	247,103	140,536
Institutional Class	374,127	344,635
	96,249,542	151,616,613

Cost of shares repurchased:
Class A	(63,911,423)	(144,003,675)
Class B	(4,018,245)	(7,634,431)
Class C	(1,284,752)	(2,184,407)
Class R	(3,381,050)	(607,377)
Institutional Class	(2,509,542)	(1,784,865)
	(75,105,012)	(156,214,755)
Increase (decrease) in net assets derived from capital share transactions	21,144,530	(4,598,142)
Net Increase (Decrease) in Net Assets	42,249,206	(5,561,146)

Net Assets:
Beginning of period	568,037,369	573,598,515
End of period (there was no undistributed net investment income at either period end)	$610,286,575	$568,037,369

See accompanying notes

7

Financial highlights

Delaware Growth Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05		9/30/04		9/30/03		9/30/02
	(Unaudited)
Net asset value, beginning of period	$22.870	$22.910	$18.870		$17.070		$13.300		$15.120

Income (loss) from investment operations:
Net investment loss[2]	(0.065)	(0.144)	(0.161)		(0.178)		(0.137)		(0.136)
Net realized and unrealized gain (loss) on investments	2.499	1.129	4.201		1.978		3.907		(1.684)
Total from investment operations	2.434	0.985	4.040		1.800		3.770		(1.820)

Less dividends and distributions:
From net realized gain on investments	(1.604)	(1.025)	—		—		—		—
Total dividends and distributions	(1.604)	(1.025)	—		—		—		—

Net asset value, end of period	$23.700	$22.870	$22.910		$18.870		$17.070		$13.300

Total return[3]	10.85%	4.20%	21.41%		10.49%		28.35%		(12.04% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$580,317	$531,707	$531,604		$456,455		$413,160		$357,438
Ratio of expenses to average net assets	1.46%	1.43%	1.44%		1.48%		1.55%		1.46%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.49%	—	—		—		—		—
Ratio of net investment loss to average net assets	(0.56% )	(0.61% )	(0.76%	)	(0.93%	)	(0.91%	)	(0.81% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.59% )	—	—		—		—		—
Portfolio turnover	82%	80%	84%		106%		100%		97%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

8

Delaware Growth Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05		9/30/04		9/30/03		9/30/02
	(Unaudited)
Net asset value, beginning of period	$19.940	$20.230	$16.770		$15.290		$12.000		$13.730

Income (loss) from investment operations:
Net investment loss[2]	(0.131)	(0.280)	(0.286)		(0.292)		(0.227)		(0.238)
Net realized and unrealized gain (loss) on investments	2.165	1.015	3.746		1.772		3.517		(1.492)
Total from investment operations	2.034	0.735	3.460		1.480		3.290		(1.730)

Less dividends and distributions:
From net realized gain on investments	(1.604)	(1.025)	—		—		—		—
Total dividends and distributions	(1.604)	(1.025)	—		—		—		—

Net asset value, end of period	$20.370	$19.940	$20.230		$16.770		$15.290		$12.000

Total return[3]	10.48%	3.45%	20.63%		9.68%		27.52%		(12.67% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,966	$16,868	$22,132		$25,670		$28,539		$26,389
Ratio of expenses to average net assets	2.16%	2.13%	2.14%		2.18%		2.25%		2.16%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.19%	—	—		—		—		—
Ratio of net investment loss to average net assets	(1.26% )	(1.31% )	(1.46%	)	(1.63%	)	(1.61%	)	(1.51% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.29% )	—	—		—		—		—
Portfolio turnover	82%	80%	84%		106%		100%		97%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware Growth Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05		9/30/04		9/30/03		9/30/02
	(Unaudited)
Net asset value, beginning of period	$20.440	$20.720	$17.180		$15.660		$12.280		$14.060

Income (loss) from investment operations:
Net investment loss[2]	(0.134)	(0.285)	(0.290)		(0.296)		(0.231)		(0.241)
Net realized and unrealized gain (loss) on investments	2.228	1.030	3.830		1.816		3.611		(1.539)
Total from investment operations	2.094	0.745	3.540		1.520		3.380		(1.780)

Less dividends and distributions:
From net realized gain on investments	(1.604)	(1.025)	—		—		—		—
Total dividends and distributions	(1.604)	(1.025)	—		—		—		—

Net asset value, end of period	$20.930	$20.440	$20.720		$17.180		$15.660		$12.280

Total return[3]	10.46%	3.47%	20.61%		9.64%		27.52%		(12.66% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,082	$8,126	$8,598		$8,460		$8,471		$6,398
Ratio of expenses to average net assets	2.16%	2.13%	2.14%		2.18%		2.25%		2.16%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.19%	—	—		—		—		—
Ratio of net investment loss to average net assets	(1.26% )	(1.31% )	(1.46%	)	(1.63%	)	(1.61%	)	(1.51% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.29% )	—	—		—		—		—
Portfolio turnover	82%	80%	84%		106%		100%		97%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

10

Delaware Growth Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

							Period
	Six Months						6/2/03[2]
	Ended	Year Ended					to
	3/31/07[1]	9/30/06	9/30/05		9/30/04		9/30/03
	(Unaudited)
Net asset value, beginning of period	$22.680	$22.770	$18.800		$17.060		$16.080

Income (loss) from investment operations:
Net investment loss[3]	(0.088)	(0.190)	(0.221)		(0.235)		(0.064)
Net realized and unrealized gain on investments	2.462	1.125	4.191		1.975		1.044
Total from investment operations	2.374	0.935	3.970		1.740		0.980

Less dividends and distributions:
From net realized gain on investments	(1.604)	(1.025)	—		—		—
Total dividends and distributions	(1.604)	(1.025)	—		—		—

Net asset value, end of period	$23.450	$22.680	$22.770		$18.800		$17.060

Total return[4]	10.67%	4.01%	21.12%		10.20%		6.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$677	$3,520	$3,069		$387		$—
Ratio of expenses to average net assets	1.66%	1.63%	1.72%		1.78%		1.79%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.79%	1.73%	1.74%		—		—
Ratio of net investment loss to average net assets	(0.76% )	(0.81% )	(1.04%	)	(1.23%	)	(1.22% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.89% )	(0.91% )	(1.06%	)	—		—
Portfolio turnover	82%	80%	84%		106%		100% [5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     11

Financial highlights

Delaware Growth Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$24.730	$24.620	$20.210	$18.240	$14.170	$16.050

Income (loss) from investment operations:
Net investment loss[2]	(0.030)	(0.074)	(0.097)	(0.120)	(0.092)	(0.085)
Net realized and unrealized gain (loss) on investments	2.694	1.209	4.507	2.090	4.162	(1.795)
Total from investment operations	2.664	1.135	4.410	1.970	4.070	(1.880)

Less dividends and distributions:
From net realized gain on investments	(1.604)	(1.025)	—	—	—	—
Total dividends and distributions	(1.604)	(1.025)	—	—	—	—

Net asset value, end of period	$25.790	$24.730	$24.620	$20.210	$18.240	$14.170

Total return[3]	10.97%	4.53%	21.82%	10.80%	28.72%	(11.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,245	$7,816	$8,196	$7,700	$21,390	$19,886
Ratio of expenses to average net assets	1.16%	1.13%	1.14%	1.18%	1.25%	1.16%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.19%	—	—	—	—	—
Ratio of net investment loss to average net assets	(0.26% )	(0.31% )	(0.46% )	(0.63% )	(0.61% )	(0.51% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.29% )	—	—	—	—	—
Portfolio turnover	82%	80%	84%	106%	100%	97%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

12

Notes to financial statements

Delaware Growth Opportunities Fund

March 31, 2007 (Unaudited)

Delaware Group Equity Funds IV (the “Trust”) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Growth Fund and Delaware Growth Opportunities Fund. These financial statements and the related notes pertain to the Delaware Growth Opportunities Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Security lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes —The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on March 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income

(continues)     13

Notes to financial statements

Delaware Growth Opportunities Fund

1. Significant Accounting Policies (continued)

is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,884 for the six months ended March 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed 1.10% of average daily net assets of the Fund through January 31, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through January 31, 2008 for Class R shares to no more than 0.50% of average daily net assets.

At March 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$329,045
Dividend disbursing, transfer agent, accounting and administration fees and other expenses payable to DSC	182,932
Distribution fee payable to DDLP	165,349
Other expenses payable to DMC and affiliates*	26,336

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2007, the Fund was charged $15,401 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2007, DDLP earned $8,715 for commissions on sales of the Fund’s Class A shares. For six months ended March 31, 2007, DDLP received gross contingent deferred sales charge commissions of $4, $10,612 and $328 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provided for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund was $70,082. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2007, the Fund made purchases of $230,428,259 and sales of $230,516,826 of investment securities other than short-term investments.

At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments was $596,061,663. At March 31, 2007, the net unrealized appreciation was $133,664,582, of which $146,039,056 related to unrealized appreciation of investments and $12,374,474 related to unrealized depreciation of investments.

14

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2007 and the year ended September 30, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	3/31/07*	9/30/06
Long-term capital gain	$39,543,722	$25,679,126
	$39,543,722	$25,679,126

*Tax information for the period ended March 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$461,294,214
Undistributed ordinary income	2,540,357
Undistributed long-term capital gains	12,787,422
Unrealized appreciation of investments	133,664,582
Net assets	$610,286,575

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$ 1,740,978
Accumulated net realized loss	(1,740,978)

6. Capital Shares

Transactions in capital stock shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/07	9/30/06
Shares sold:
Class A	2,439,270	5,218,057
Class B	26,016	74,369
Class C	20,758	67,113
Class R	10,391	40,724
Institutional Class	12,343	40,766

Shares issued upon reinvestment of
dividends and distributions:
Class A	1,534,624	967,758
Class B	62,656	51,434
Class C	29,870	19,745
Class R	10,843	6,060
Institutional Class	14,947	13,681
	4,161,718	6,499,707

Shares repurchased:
Class A	(2,730,604)	(6,141,906)
Class B	(199,993)	(373,718)
Class C	(61,986)	(104,335)
Class R	(147,573)	(26,332)
Institutional Class	(101,232)	(71,254)
	(3,241,388)	(6,717,545)
Net increase (decrease)	920,330	(217,838)

For the six months ended March 31, 2007 and the year ended September 30, 2006, 60,996 Class B shares were converted to 52,476 Class A shares valued at $1,211,363 and 135,568 Class B shares were converted to 118,475 Class A shares valued at $2,761,997, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participants allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2007, or at any time during the period then ended.

(continues)     15

Notes to financial statements

Delaware Growth Opportunities Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At March 31, 2007, the value of securities on loan was $119,586,004, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral. ”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2007. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to illiquid be under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

16

About the organization

This semiannual report is for the information of Delaware Growth Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth Opportunities Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

17

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(1788)	Printed in the USA
SA-016 [3/07] CGI 5/07	MF07-04-356 PO11861

Semiannual Report	Delaware
Large Cap Growth Fund

March 31, 2007

                                              Growth equity mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	3
> Statement of operations	4
> Statements of changes in net assets	5
> Financial highlights	6
> Notes to financial statements	10
> About the organization	14

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period October 1, 2006 to March 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 to March 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/06 to
	10/1/06	3/31/07	Ratios	3/31/07*
Actual Fund Return
Class A	$1,000.00	$1,053.00	1.02%	$5.22
Class B	1,000.00	1,049.80	1.77%	9.05
Class C	1,000.00	1,049.80	1.77%	9.05
Institutional Class	1,000.00	1,054.40	0.77%	3.94
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.85	1.02%	$5.14
Class B	1,000.00	1,016.11	1.77%	8.90
Class C	1,000.00	1,016.11	1.77%	8.90
Institutional Class	1,000.00	1,021.09	0.77%	3.88

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings

Delaware Large Cap Growth Fund

As of March 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	99.78%
Basic Industry/Capital Goods	3.63%
Business Services	17.14%
Consumer Non-Durables	15.94%
Consumer Services	17.21%
Financials	8.16%
Health Care	17.04%
Technology	20.66%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
QUALCOMM	5.76%
eBay	4.89%
UnitedHealth Group	4.88%
Genentech	4.54%
IntercontinentalExchange	4.50%
Google Class A	4.50%
Procter & Gamble	4.42%
United Parcel Service Class B	4.30%
Walgreen	4.23%
Staples	4.13%

Statement of net assets

Delaware Large Cap Growth Fund

March 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 99.78%
Basic Industry/Capital Goods – 3.63%
Praxair	47,000	$2,959,120
		2,959,120
Business Services – 17.14%
Expeditors International Washington	65,000	2,685,800
Moody’s	40,000	2,482,400
Paychex	80,000	3,029,600
†Research in Motion	16,500	2,252,085
United Parcel Service Class B	50,000	3,505,000
		13,954,885
Consumer Non-Durables – 15.94%
Procter & Gamble	57,000	3,600,120
Staples	130,000	3,359,200
Walgreen	75,000	3,441,750
Wal-Mart Stores	55,000	2,582,250
		12,983,320
Consumer Services – 17.21%
†eBay	120,000	3,978,000
International Game Technology	72,000	2,907,360
†MGM MIRAGE	42,000	2,919,840
Weight Watchers International	46,000	2,120,140
Western Union	95,000	2,085,250
		14,010,590
Financials – 8.16%
Chicago Mercantile Exchange Holdings
Class A	5,600	2,981,776
†IntercontinentalExchange	30,000	3,666,300
		6,648,076
Health Care – 17.04%
Allergan	29,000	3,213,780
†Genentech	45,000	3,695,400
UnitedHealth Group	75,000	3,972,750
†Zimmer Holdings	35,000	2,989,350
		13,871,280
Technology – 20.66%
†Google Class A	8,000	3,665,280
†Intuit	110,000	3,009,600
QUALCOMM	110,000	4,692,600
†SanDisk	50,000	2,190,000
Seagate Technology	141,300	3,262,000
		16,819,480
Total Common Stock
(cost $71,778,500)		81,246,751
Total Value of Securities – 99.78%
(cost $71,778,500)		$81,246,751
Receivables and Other Assets
Net of Liabilities – 0.22%		182,797
Net Assets Applicable to 11,696,988
Shares Outstanding – 100.00%		$81,429,548

Net Asset Value – Delaware Large Cap Growth Fund
Class A ($10,555,481 / 1,518,472 Shares)	$6.95

Net Asset Value – Delaware Large Cap Growth Fund
Class B ($1,867,953 / 277,107 Shares)	$6.74

Net Asset Value – Delaware Large Cap Growth Fund
Class C ($3,362,390 / 498,309 Shares)	$6.75

Net Asset Value – Delaware Large Cap Growth Fund
Institutional Class ($65,643,724 / 9,403,100 Shares)	$6.98

Components of Net Assets at March 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$71,985,008
Accumulated net realized loss on investments	(23,711)
Net unrealized appreciation of investments	9,468,251
Total net assets	$81,429,548

†Non-income producing security for the period ended March 31, 2007.

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Growth Fund
Net asset value Class A (A)	$6.95
Sales charge (5.75% of offering price) (B)	0.42
Offering price	$7.37

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Large Cap Growth Fund

Six Months Ended March 31, 2007 (Unaudited)

Investment Income:
Dividends	$363,717
Interest	32,139	$395,856

Expenses:
Management fees	305,578
Dividend disbursing and transfer agent fees and expenses	17,246
Distribution expenses – Class A	12,871
Distribution expenses – Class B	9,857
Distribution expenses – Class C	15,379
Registration fees	25,196
Accounting and administration expenses	18,805
Trustees’ fees and benefits	14,686
Legal fees	9,053
Reports and statements to shareholders	7,993
Audit and tax fees	7,620
Custodian fees	6,792
Insurance fees	1,159
Taxes (other than taxes on income)	765
Consulting fees	736
Dues and services	474
Pricing fees	457
Trustees’ expenses	220	454,887
Less expenses absorbed or waived		(53,686)
Less waiver of distribution expenses – Class A		(2,145)
Less expenses paid indirectly		(181)
Total expenses		398,875
Net Investment Loss		(3,019)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		2,200,413
Net change in unrealized appreciation/depreciation of investments		4,294,647
Net Realized and Unrealized Gain on Investments		6,495,060

Net Increase in Net Assets Resulting from Operations		$6,492,041

See accompanying notes

Statements of changes in net assets

Delaware Large Cap Growth Fund

	Six Months	Year
	Ended	Ended
	3/31/07	9/30/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$ (3,019)	$ (119,217)
Net realized gain (loss) on investments	2,200,413	(1,501,017)
Net change in unrealized appreciation/depreciation of investments	4,294,647	1,372,629
Net increase (decrease) in net assets resulting from operations	6,492,041	(247,605)

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	—	(153,999)

Net realized gain on investments:
Class A	—	(138,384)
Class B	—	(66,685)
Class C	—	(14,723)
Institutional Class	—	(3,079,985)
	—	(3,453,776)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,218,407	5,614,046
Class B	299,188	1,030,162
Class C	708,611	2,449,802
Institutional Class	7,533,355	33,083,728

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	127,536
Class B	—	64,905
Class C	—	13,993
Institutional Class	—	3,233,984
	12,759,561	45,618,156

Cost of shares repurchased:
Class A	(875,561)	(1,584,060)
Class B	(437,925)	(743,322)
Class C	(146,009)	(193,694)
Institutional Class	(57,734,630)	(10,306,159)
	(59,194,125)	(12,827,235)
Increase (decrease) in net assets derived from capital share transactions	(46,434,564)	32,790,921
Net Increase (Decrease) in Net Assets	(39,942,523)	29,089,540

Net Assets:
Beginning of period	121,372,071	92,282,531
End of period (there was no undistributed net investment income at either period end)	$ 81,429,548	$121,372,071

See accompanying notes

Financial highlights

Delaware Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04		9/30/03		9/30/02
	(Unaudited)
Net asset value, beginning of period	$ 6.600	$ 6.820	$ 6.040	$5.640		$4.540		$ 5.940

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.006)	(0.022)	0.027	0.005		0.004		—
Net realized and unrealized gain (loss) on investments	0.356	0.042	0.781	0.395		1.096		(1.400)
Total from investment operations	0.350	0.020	0.808	0.400		1.100		(1.400)

Less dividends and distributions:
From net investment income	—	—	(0.028)	—		—		—
From net realized gain on investments	—	(0.240)	—	—		—		—
Total dividends and distributions	—	(0.240)	(0.028)	—		—		—

Net asset value, end of period	$ 6.950	$ 6.600	$ 6.820	$6.040		$5.640		$ 4.540

Total return[3]	5.30%	0.13%	13.41%	7.09%		24.23%		(23.57%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,556	$6,881	$3,011	$1,420		$378		$28
Ratio of expenses to average net assets	1.02%	1.00%	1.01%	1.00%		1.00%		0.94%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.19%	1.14%	1.15%	1.16%		1.35%		1.57%
Ratio of net investment income (loss) to average net assets	(0.18% )	(0.32% )	0.41%	0.08%		0.08%		0.00%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	(0.35% )	(0.46% )	0.27%	(0.08%	)	(0.27%	)	(0.63%	)
Portfolio turnover	35%	23%	124%	54%		80%		67%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Large Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months								4/30/02[2]
	Ended	Year Ended							to
	3/31/07[1]	9/30/06	9/30/05		9/30/04		9/30/03		9/30/02
	(Unaudited)
Net asset value, beginning of period	$ 6.420	$ 6.700	$ 5.950		$ 5.600		$ 4.540		$ 6.030

Income (loss) from investment operations:
Net investment loss[3]	(0.031)	(0.071)	(0.021)		(0.041)		(0.036)		(0.017)
Net realized and unrealized gain (loss) on investments	0.351	0.031	0.771		0.391		1.096		(1.473)
Total from investment operations	0.320	(0.040)	0.750		0.350		1.060		(1.490)

Less dividends and distributions:
From net realized gain on investments	—	(0.240)	—		—		—		—
Total dividends and distributions	—	(0.240)	—		—		—		—

Net asset value, end of period	$ 6.740	$ 6.420	$ 6.700		$ 5.950		$ 5.600		$ 4.540

Total return[4]	4.98%	(0.78% )	12.60%		6.25%		23.35%		(24.71%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,868	$1,908	$1,649		$1,643		$224		$19
Ratio of expenses to average net assets	1.77%	1.75%	1.76%		1.75%		1.75%		1.95%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.89%	1.84%	1.85%		1.86%		2.05%		2.98%
Ratio of net investment loss to average net assets	(0.93% )	(1.07% )	(0.34%	)	(0.67%	)	(0.67%	)	(0.81%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.05% )	(1.16% )	(0.43%	)	(0.78%	)	(0.97%	)	(1.84%	)
Portfolio turnover	35%	23%	124%		54%		80%		67%	[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     7

Financial highlights

Delaware Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months								4/30/02[2]
	Ended	Year Ended							to
	3/31/07[1]	9/30/06	9/30/05		9/30/04		9/30/03		9/30/02
	(Unaudited)
Net asset value, beginning of period	$ 6.430	$ 6.700	$ 5.950		$ 5.600		$ 4.540		$ 6.030

Income (loss) from investment operations:
Net investment loss[3]	(0.031)	(0.070)	(0.021)		(0.040)		(0.036)		(0.017)
Net realized and unrealized gain (loss) on investments	0.351	0.040	0.771		0.390		1.096		(1.473)
Total from investment operations	0.320	(0.030)	0.750		0.350		1.060		(1.490)

Less dividends and distributions:
From net realized gain on investments	—	(0.240)	—		—		—		—
Total dividends and distributions	—	(0.240)	—		—		—		—

Net asset value, end of period	$ 6.750	$ 6.430	$ 6.700		$ 5.950		$ 5.600		$ 4.540

Total return[4]	4.98%	(0.63% )	12.60%		6.25%		23.35%		(24.71%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,362	$2,670	$412		$270		$149		$—
Ratio of expenses to average net assets	1.77%	1.75%	1.76%		1.75%		1.75%		1.95%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.89%	1.84%	1.85%		1.86%		2.05%		2.98%
Ratio of net investment loss to average net assets	(0.93% )	(1.07% )	(0.34%	)	(0.67%	)	(0.67%	)	(0.81%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.05% )	(1.16% )	(0.43%	)	(0.78%	)	(0.97%	)	(1.84%	)
Portfolio turnover	35%	23%	124%		54%		80%		67%	[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distribution at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Delaware Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$6.620	$ 6.840	$ 6.050	$ 5.660	$ 4.550	$ 5.940

Income (loss) from investment operations:
Net investment income (loss)[2]	0.002	(0.005)	0.043	0.021	0.017	0.006
Net realized and unrealized gain (loss) on investments	0.358	0.037	0.791	0.385	1.102	(1.396)
Total from investment operations	0.360	0.032	0.834	0.406	1.119	(1.390)

Less dividends and distributions:
From net investment income	—	(0.012)	(0.044)	(0.016)	(0.009)	—
From net realized gain on investments	—	(0.240)	—	—	—	—
Total dividends and distributions	—	(0.252)	(0.044)	(0.016)	(0.009)	—

Net asset value, end of period	$6.980	$ 6.620	$ 6.840	$ 6.050	$ 5.660	$ 4.550

Total return[3]	5.44%	0.31%	13.83%	7.17%	24.62%	(23.40%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65,644	$109,913	$87,211	$58,305	$37,456	$16,948
Ratio of expenses to average net assets	0.77%	0.75%	0.76%	0.75%	0.75%	0.83%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.89%	0.84%	0.85%	0.86%	1.05%	1.27%
Ratio of net investment income (loss) to average net assets	0.07%	(0.07% )	0.66%	0.33%	0.33%	0.11%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	(0.05% )	(0.16% )	0.57%	0.22%	0.03%	(0.33%	)
Portfolio turnover	35%	23%	124%	54%	80%	67%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Large Cap Growth Fund

March 31, 2007 (Unaudited)

Delaware Group Equity Funds IV (the “Trust”) is organized as a Delaware statutory trust, and offers two series: Delaware Large Cap Growth Fund and Delaware Growth Opportunities Fund. These financial statements and related notes pertain to Delaware Large Cap Growth Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of March 31, 2007, Class R had not commenced operations.

The investment objective of the Fund is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on March 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains

1. Significant Accounting Policies (continued)

and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,658 for the six months ended March 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangements is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.65% on the first $500 million of the average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed 0.75% of average daily net assets of the Fund through January 31, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through January 31, 2008 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and class R shares from exceeding 0.50% of average daily net assets.

At March 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$35,909
Dividend disbursing, transfer agent, accounting and
administration fees, and other expenses
payable to DSC	6,027
Distribution fees payable to DDLP	6,646
Other expenses payable to DMC and affiliates*	6,965

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2007, the Fund was charged $2,221 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2007, DDLP earned $843 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2007, DDLP received gross CDSC commissions of $1,837 and $62 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provided for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund was $15,134. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2007, the Fund made purchases of $16,287,564 and sales of $62,193,409 of investment securities other than short-term investments.

At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At March 31, 2007, the cost of investments for federal income tax purposes was $72,094,451. At March 31, 2007, net unrealized appreciation was $9,152,300 of which $9,806,334 related to unrealized appreciation of investments and $654,034 related to unrealized depreciation of investments.

(continues)     11

Notes to financial statements

Delaware Large Cap Growth Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2007 and the year ended September 30, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	3/31/07*	9/30/06
Ordinary income	$—	$299,548
Long term capital gains	—	3,154,228
Total distributions	$—	$3,453,776

*Tax information for the period ended March 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of March 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$71,985,008
Undistributed long-term capital gain	292,240
Unrealized appreciation of investments	9,152,300
Net assets	$81,429,548

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$3,019
Paid in capital	(3,019)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/07	9/30/06
Shares sold:
Class A	600,669	816,179
Class B	43,835	155,109
Class C	104,175	381,643
Institutional Class	1,088,023	4,901,491

Shares issued upon reinvestment of
dividends and distributions:
Class A	—	18,430
Class B	—	9,587
Class C	—	2,064
Institutional Class	—	467,339
	1,836,702	6,751,842
Shares repurchased:
Class A	(125,148)	(232,838)
Class B	(63,939)	(113,665)
Class C	(21,304)	(29,699)
Institutional Class	(8,296,652)	(1,509,998)
	(8,507,043)	(1,886,200)
Net increase (decrease)	(6,670,341)	4,865,642

For the six months ended March 31, 2007 and the year ended September 30, 2006, 12,383 Class B shares were converted to 12,013 Class A shares valued at $83,807 and 38,896 Class B shares were converted to 37,951 Class A shares valued at $255,283, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to illiquid be under the Fund’s Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

About the organization

This semiannual report is for the information of Delaware Large Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Growth Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1787)	Printed in the USA
SA-133 [3/07] CGI 5/07	MF-07-04-354 PO11859

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds IV

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 30, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 30, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 30, 2007